SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) Segment Vendor Customer	Mar. 31, 2022 USD ($) Vendor	Dec. 31, 2022 USD ($) Segment Vendor Customer	Dec. 31, 2021 USD ($) Vendor Customer	Mar. 05, 2023 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Product Information [Line Items]
Cash and cash equivalents	$ 15,791,000		$ 17,781,000	$ 25,586,000
Working capital	$ 24,533,000		32,923,000
Loan amount					$ 100,000
Cash equivalents			0	0
Restricted cash			$ 0
Period within which payment is due from customers	30 – 60 days		30-60 days
Allowance for doubtful accounts	$ 116,000		$ 90,000	50,000
Depreciation expense	297,000	$ 192,000	891,000	617,000
Customer deposits	418,000		238,000	434,000		$ 1,779,000
Shipping and handling costs	1,007,000	1,228,000	5,440,000	5,105,000
Warrant obilgation outstanding	$ 400,000		$ 328,000	$ 0
Number of vendors | Customer	1		3	2
Advertising expense	$ 587,000	$ 781,000	$ 2,334,000	$ 1,690,000
Uncertain tax positions	$ 128,000		$ 128,000				$ 19,000
Number of operating segments | Segment	1		1
Customer deposits	$ 211,000		$ 211,000
Revenues	$ 434
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	50.00%		18.00%	42.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%	16.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer			1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage			22.00%
Total Purchases [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer			1
Number of vendors | Vendor	2	1	1	3
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk, percentage	38.00%		28.00%	27.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%			10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk, percentage				10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage		34.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage			61.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer	1		1
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	67.00%		61.00%
Sales [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Number of vendors | Customer	1
Sales [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk, percentage	26.00%
Minimum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs	30 days		30 days
Term of product warranty provided	5 years		5 years
Maximum [Member]
Product Information [Line Items]
Payment term for distributors and OEMs	60 days		60 days
Term of product warranty provided	10 years		10 years
Senior Secured Term Loan Facility [Member] | Term Loan [Member]
Product Information [Line Items]
Loan amount	$ 75,000,000		$ 75,000,000